Income Taxes (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Undistributed earnings of foreign subsidiaries	$ 25,585
Unrecognized deferred tax liability	$ 5,885
Israel corporate tax rate	23.00%
Change in valuation allowance	$ 28,471
Unrecognized tax benefit	0	$ 53,670	$ 19,389
Israel [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	301,013
UNITED KINGDOM
Income Tax Disclosure [Line Items]
Operating loss carryforwards	46,148
UNITED STATES
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 24,530